Bank Loans (Details) - Schedule of Bank Loans	Mar. 31, 2023 USD ($)
Schedule of Bank Loans [Abstract]
2024	$ 218,417
2025	384,414
2026	2,003,611
2027	145,611
2028	873,668
Total	$ 3,625,721